Interim Condensed Consolidated Statements of Comprehensive Income (unaudited) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Statement of comprehensive income [abstract]
Net income	$ 4,296	$ 3,201	$ 12,158	$ 8,191
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	70	749	360	(57)
Provision for credit losses recognized in income	(21)	(1)	(8)	22
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(4)	(48)	(106)	(121)
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	45	700	246	(156)
Foreign currency translation adjustments
Unrealized foreign currency translation gains (losses)	931	(2,112)	(3,703)	1,236
Net foreign currency translation gains (losses) from hedging activities	(367)	716	1,460	(588)
Reclassification of losses (gains) on foreign currency translation to income	2	(21)	(5)	(21)
Reclassification of losses (gains) on net investment hedging activities to income	(1)	21	(1)	21
Foreign currency translation adjustments	565	(1,396)	(2,249)	648
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	(190)	88	606	(1,189)
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	95	(113)	173	(13)
Net change in cash flow hedges	(95)	(25)	779	(1,202)
Items that will not be reclassified subsequently to income:
Remeasurements of employee benefit plans (Note 7)	76	(554)	1,795	(566)
Net fair value change due to credit risk on financial liabilities designated at fair value through profit or loss	24	(664)	(12)	(111)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	(1)	3	(2)	24
Total items that will not be reclassified subsequently to income	99	(1,215)	1,781	(653)
Total other comprehensive income (loss), net of taxes	614	(1,936)	557	(1,363)
Total comprehensive income (loss)	4,910	1,265	12,715	6,828
Total comprehensive income attributable to:
Shareholders	4,904	1,264	12,714	6,819
Non-controlling interests	6	1	1	9
Total comprehensive income (loss)	4,910	1,265	12,715	6,828
Income taxes on other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	30	164	28	72
Provision for credit losses recognized in income	(7)	2	(1)	5
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(2)	(16)	(25)	(42)
Unrealized foreign currency translation gains (losses)	0	4	2	5
Net foreign currency translation gains (losses) from hedging activities	(126)	241	494	(205)
Reclassification of losses (gains) on net investment hedging activities to income	0	7	0	7
Net gains (losses) on derivatives designated as cash flow hedges	(66)	31	217	(426)
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	34	(40)	62	(4)
Remeasurements of employee benefit plans	29	(196)	637	(198)
Net fair value change due to credit risk on financial liabilities designated at fair value through profit or loss	9	(237)	(4)	(39)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	3	4	2	9
Total income tax expenses (recoveries)	$ (96)	$ (36)	$ 1,412	$ (816)